Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

15. Borrowings

Short-term and long-term borrowings consist of the followings:

	As of December 31
	2022	2023
	RMB	RMB

Short‑term borrowings	4,940,310	7,682,190
Long‑term borrowings	149,925	1,044,421
Total	5,090,235	8,726,611

15. Borrowings (Continued)

Short-term borrowings

For the year ended December 31, 2023, the Group, through its subsidiaries, issued certain asset-backed securitized debts with maturities of one to three years, totaling RMB1,591,164 via certain securitization vehicles in the forms of asset backed security arrangement (the “ABSs”) established by the Group. As the Group has power to direct the activities that most significantly impact economic performance of the ABSs vehicle by providing the loan servicing and default loan collection services, the Group has consolidated the ABSs’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements in accordance with ASC 810. Therefore, loans funded by the asset-backed securitized debts remain at the Group and are recorded as loans receivable, net in the Prepayments, receivables and other current assets, net disclosed in Note 8.

As of December 31, 2022 and 2023, the balance of the ABSs that will mature within one year amounted to nil and RMB618,000 respectively.

Other short-term borrowings were mainly RMB dominated borrowings by the Group’s subsidiaries from financial institutions in the PRC and were pledged by vehicles and short-term treasury investments or guaranteed by the subsidiaries of the Group. The weighted average interest rate for short-term borrowings as of December 31, 2022 and 2023 were approximately 3% and 3%, respectively.

Long-term borrowings

The Group entered into several borrowing agreements with credit facilities with banks and other financial institutions, which allowed the Group to draw borrowings up to RMB171,161 and RMB1,463,316 from these facilities as of December 31, 2022 and 2023. The borrowings of these facilities bear the applicable benchmark rate specified in the borrowing agreements plus 90 to 663 points. The borrowings were guaranteed by certain subsidiaries of the Group or pledged by loans receivable owned by the Group’s subsidiaries. The unused credit limits under these facilities was RMB1,271,352 as of December 31, 2023.

As described in the short-term borrowings, the Group issued asset-backed securitized debts via certain securitization vehicles in the forms of ABSs established by the Group. As of December 31, 2022 and 2023, the balance of the ABSs that will mature more than one year amounted to nil and RMB973,164 respectively.

The Group also entered into several borrowing agreements with certain banks and other financial institutions pursuant to which the outstanding borrowings balance was RMB39,212 and nil as of December 31, 2022 and 2023, respectively. These borrowings are guaranteed by certain subsidiaries of the Group or pledged by vehicles owned by the Group’s subsidiaries and bear interest at a range of 4%-7% per annum.

The Group’s short-term and long-term borrowings will be due according to the following schedule:

	As of December 31
	2022	2023
	RMB	RMB

Within 1 year	4,940,310	7,682,190
Between 1 to 2 years	142,625	838,000
Between 2 to 3 years	7,300	188,119
Between 3 to 4 years	—	18,302
Total	5,090,235	8,726,611